Income Taxes (Schedule Of Income Taxes Paid) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income taxes paid	$ 9,749	$ 42,311	$ 60,905